Convertible Notes Payable and Advisory Fee Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Convertible Notes Payable and Advisory Fee Liabilities [Abstract]
CONVERTIBLE NOTES PAYABLE AND ADVISORY FEE LIABILITIES

NOTE 8 - CONVERTIBLE NOTES PAYABLE AND ADVISORY FEE LIABILITIES

The convertible debt balances consisted of the following at March 31, 2024 and September 30, 2023:

	March 31,	September 30,
	2024	2023
Principal	$475,295	$211,019
Premiums	335,577	179,833
Less: debt discount	-	(4,672)
	$810,872	$386,180

For the six months ended March 31, 2024 and 2023, amortization of debt discount on the above convertible notes amounted to $36,661 and $0 respectively.

Senior Secured Credit Facility Note - Default

On September 13, 2016, the Company entered into a senior secured credit facility note with an investment fund for the acquisition of Howco. The Company can borrow up to $6,500,000, subject to lender approval, with an initial convertible promissory note at closing of $3,500,000 (the “Note”). The Note bore interest at a rate of 18% per annum, required monthly payments of $52,500, which was interest only, starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.

On September 6, 2019, the Company received a default notice on its payment obligations under the senior secured credit facility agreement from TCA. The Company had proposed a number of solutions including refinancing the debt with other parties. The default was declared due to non-payment of monthly scheduled amortization (principal and interest). TCA holds security interests in all assets of the Company including its subsidiary Howco.

On April 12, 2023, Ekimnel Strategies LLC, 100% owned by Michael Bannon, Bantec’s Chairman, CEO and CFO, purchased and assumed, all of TCA’s rights and obligations as a lender under the Senior Secured Credit Facility Agreement dated May 31, 2016 and effective September 13, 2016 and all subsequent documents from the Receiver for TCA Global Credit Master Fund, LP. On August 12, 2023, the Company, as the Borrower, and the Company’s subsidiaries: Drone USA, LLC and Howco Distributing Co., as Corporate Guarantors, and Michael Bannon, as a Validity Guarantor, entered into an Amendment to the Agreement with Ekimnel, as the Lender, pursuant to which the Company issued the Second Replacement Promissory Note to Ekimnel in the principal amount of $8,676,957 which became a non-convertible note (see Note 7 for terms of the Promissory Note). Consequently, the Company recorded a total of $1,363,100 to additional paid in capital during fiscal year 2023 as a result of the debt extinguishment in connection with the assumption of the Senior Secured Debt by Ekimnel and removal of the put premium on the convertible debt.

Other Convertible Notes

Scottsdale Capital Advisors

On March 7, 2018, the Company entered into a placement agent and advisory agreement with Scottsdale Capital Advisors in connection with the Livingston liability purchase term sheet executed on November 15, 2017. The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and accrues interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense. The note has not been converted and the principal balance is $15,000, at March 31, 2024 and September 30, 2023 with $10,029, and $9,277, of accrued interest, respectively. As the note has matured, it is in default. Under the terms of the note, no default interest or penalties accrue.

Convertible notes for legal services

From May 1, 2022 until June 1, 2023, the Company issued a $4,000 convertible notes every month to the law firm for fees incurred, each note having six-month term to maturity and 10% annual interest. The notes are convertible into shares of common stock at a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion from the lender. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The notes principal amount were charged to professional fees during the month the notes were issued.

Between December 1, 2023 and March 1, 2024, the Company issued an aggregate of $24,000 convertible notes to the law firm for fees incurred, having a six-month term to maturity and 10% annual interest compounded monthly. The notes are convertible into shares of common stock at a fixed discount of 70% of the lowest bid price in the 10 trading days immediately preceding the notice of conversion from the lender. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The principal amount of the notes were charged to professional fees during the month the notes were issued. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premium of $10,286.

On October 14, 2023, the Company entered into an Assignment Agreement with the law firm (the “Assignor”) and JP Carey Limited Partners, LP (the “Assignee”) whereby the Assignor desires to assign all of its rights and interest under certain convertible notes dated from May 1, 2022 to March 1, 2023 with a total principal amount of $44,000 and accrued interest of $4,854 to the Assignee for a purchase price of $44,000. All other terms and conditions under the assigned convertible notes remain the same and in full force and effect.

The principal balances owed to the law firm and Assignee under the agreement as of March 31, 2024 and September 30, 2023 were $80,000 and $56,000, respectively and accrued interest was $8,172 and $4,866 as of March 31, 2024 and September 30, 2023, respectively.

Convertible note issued to a vendor

On November 13, 2018, the Company issued a convertible promissory note for $90,000 to a vendor in settlement of approximately $161,700 of past due amounts due for services. The note bears interest at 5%, matured on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion. The note matured on June 30, 2019, there is no default penalty or interest rate increase associated with the note, nor are there any cross-default provisions in the note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $90,000 with a charge to interest expense for the notes. At March 31, 2024 and September 30, 2023 the principal and premium were both $90,000. At March 31, 2024 and September 30, 2023, accrued interest was $51,473 and $46,961, respectively (see Note 13).

1800 Diagonal Lending LLC

On September 6, 2023, the Company entered into the Securities Purchase Agreement with 1800 Diagonal Lending LLC (the “Lender”), pursuant to which the Company issued a promissory note to the Lender in the principal amount of $49,000, including a debt issuance cost of $5,000 to be amortized over the term of this note. The note matures on September 6, 2024 and bears interest at 10% per annum. The conversion price shall be a variable conversion price equal to 65% of the average of the two lowest closing price per share of the common stock during the fifteen trading day period ending on the latest complete trading day prior to the conversion date, provided, however, that the Lender and its affiliates may not beneficially own more than 4.99% of the Company’s outstanding shares of common stock upon the conversion of the September 6, 2023 note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $26,385 with a charge to interest expense for the note. At September 30, 2023, principal balance and accrued interest was $49,000 and $322, respectively. In March 2024, the Company receive a default notice from the Lender related to this note and consequently, the Company recorded a default penalty of $24,500 and an additional debt premium of $13,192. In March 2024, the Company issued 503,497 shares of common stock in conversion of $3,600 principal balance of note. Accordingly, $1,938 of the put premium was released to additional paid in capital during the six months ended March 31, 2024 following conversion of the principal balance. At March 31, 2024, principal balance including default penalty and accrued interest was $69,900 and $5,513, respectively.

On December 11, 2023, the Company entered into the Securities Purchase Agreement with 1800 Diagonal Lending LLC, pursuant to which the Company issued a promissory note to the Lender in the principal amount of $40,000, including a debt issuance cost of $5,000 to be amortized over the term of this note. The note matures on December 11, 2024 and bears interest at 12% per annum. The conversion price shall be a variable conversion price equal to 65% of the average of the two lowest closing price per share of the common stock during the fifteen trading day period ending on the latest complete trading day prior to the conversion date, provided, however, that the Lender and its affiliates may not beneficially own more than 4.99% of the Company’s outstanding shares of common stock upon the conversion of the December 11, 2023 note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $21,538. In March 2024, the Company receive a default notice from the Lender related to this note and consequently, the Company recorded a default penalty of $20,000 and an additional debt premium of $10,769. At March 31, 2024, principal balance including default penalty and accrued interest was $60,000 and $3,554, respectively.

In March 2024, the Company reclassified two promissory notes for a total balance of $179,376 which included default penalty of $59,792 into convertible notes (see Note 9) upon the receipt of a default notice from the Lender which was treated as a debt extinguishment. There was no gain/loss recognized in this transaction. Consequently, upon reclassification into convertible notes, the Company recorded debt premium of $101,897. In March 2024, the Company repaid an additional $20,000 towards these convertible notes. At March 31, 2024, principal balance including default penalty and accrued interest was $159,376 and $813, respectively.

NOTE 10 - CONVERTIBLE NOTES PAYABLE AND ADVISORY FEE LIABILITIES

The senior secured credit facility note balance and convertible debt balances consisted of the following at September 30, 2023 and 2022:

	September 30,	September 30,
	2023	2022
Principal	$211,019	$5,978,891
Premiums	179,833	1,443,435
Less: debt discount	(4,672)	-
	$386,180	$7,442,326

For the years ended September 30, 2023 and 2022, amortization of debt discount on the above convertible notes amounted to $328 and $21,940, respectively.

Senior Secured Credit Facility Note - Default

On September 13, 2016, the Company entered into a senior secured credit facility note with an investment fund for the acquisition of Howco. The Company can borrow up to $6,500,000, subject to lender approval, with an initial convertible promissory note at closing of $3,500,000 (the “Note”). The Note bore interest at a rate of 18% per annum, required monthly payments of $52,500, which was interest only, starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018. In the event of default, the Note balance will bear interest at 25% per annum. In connection with this Agreement, the Company was obligated to pay additional advisory fees of $850,000 payable in the form of cash or common stock in accordance with the terms of the Agreement. The Company was also required to reserve 7 shares of common stock related to this transaction. The reserved shares will be released upon the satisfaction of the loan.

As of September 30, 2023 and 2022, the Company had issued 1 share of common stock in satisfaction of the $850,000 advisory fee in accordance with the terms of the agreement, such shares being issued in September 2016. The proceeds from the sale of the 1 share were to be applied to the $850,000 advisory fee due. Based upon the value of the shares, at the time the lender sells the shares, the Company may be required to redeem unsold shares for the difference between the $850,000 and the lender’s sales proceeds. Accordingly, the $850,000 was reflected as a current liability through December 31, 2017. In January 2018, in connection with a settlement agreement (see below), the accrued advisory fee was reclassified to the principal balance of the replacement Convertible Note. Through the date of the settlement agreement and through September 30, 2023 and 2022, the lender had not reported any proceeds from the sale of these shares (see below). Prior to the settlement agreement in January 2018, notwithstanding anything contained in the Agreement to the contrary, in the event the Lender has not realized net proceeds from the sale of Advisory Fee Shares equal to at least the Advisory Fee by the earlier to occur of: (A) September 13, 2017; (B) the occurrence of an Event of Default; or (C) the Maturity Date, then at any time thereafter, the Lender shall have the right, upon written notice to the Borrower, to require that the Borrower redeem all Advisory Fee Shares then in Lender’s possession for cash equal to the Advisory Fee, less any cash proceeds received by the Lender from any previous sales of Advisory Fee Shares, if any within five (5) Business Days from the date the Lender delivers such redemption notice to the Borrower.

The Note was only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company’s common stock during the 5 business days immediately prior to the conversion date. At any time and from time to time while this Note was outstanding, but only upon: (i) the occurrence of an Event of Default under any of the Loan Documents; or (ii) mutual agreement between the Company and the Holder, this Note may be, at the sole option of the Holder, convertible into shares of the Company’s common stock, in accordance with the terms and conditions of the Note. Upon liquidation by the Holder of Conversion Shares issued pursuant to a conversion notice, provided that the Holder realizes a net amount from such liquidation equal to less than the conversion amount specified in the relevant conversion notice, the Company shall issue to the Holder additional shares of the Company’s common stock equal to: (i) the Conversion Amount specified in the relevant conversion notice; minus (ii) the realized amount, as evidenced by a reconciliation statement from the Holder (a “Sale Reconciliation”) showing the realized amount from the sale of the Conversion Shares; divided by (iii) the average volume weighted average price of the Company’s common stock during the five business days immediately prior to the date upon which the Holder delivers notice (the “Make-Whole Notice”) to the Company that such additional shares are requested by the Holder.

Once a default occurs, the Note and the $850,000 advisory fee payable will be accounted for as stock settled debt at its fixed monetary value. On March 13, 2017, the Company defaulted on the monthly principal and interest payment of $298,341. Due to this default, as of June 30, 2017, the Company has accounted for the embedded conversion option as stock settled debt and recorded a debt premium of $617,647 with a charge to interest expense, and the interest rate increased to 25% (default rate).

On March 28, 2017, the Company entered into an additional agreement with the above senior secured credit facility lender to receive a range of advisory services for a total of $1,200,000 with no definitive terms or length of service which was expensed in fiscal 2017 and had been recorded as an accrued liability – advisory fees through December 31, 2017. In connection with the settlement agreement discussed below, in January 2018, the advisory services fees payable were reclassified to the principal balance of the replacement Convertible Note.

On January 3, 2018, the Company entered into a settlement agreement (the “Settlement Agreement”) and replacement note agreements with the investment fund related to a senior secured credit facility note dated September 13, 2016. On the effective date of the Settlement Agreement, all amounts owed to the investment fund aggregated $5,788,642 and consisted of a convertible promissory note of $3,500,000, accrued interest payable of $238,642, and accrued advisory fees payable of $2,050,000. On the effective date of the Settlement Agreement, the amount due of $5,788,642 was split and apportioned into two separate replacement notes (“Replacement Note A” and Note B”). Replacement Note A had a principal amount of $1,000,000 and Replacement Note B had a principal balance of $4,788,642, both of which remained secured by the original security, pledge and guarantee agreements; and other applicable loan documents, and bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642 for accrued interest and advisory fees payable that were capitalized as note principal. The interest rate was amended to 12% effective June 12, 2018.

The Credit Agreement was amended such that the maturity date was extended to January 13, 2019 (the “Extended Maturity Date”) for replacement Note B, while the Note A maturity date remained at March 13, 2018 but was due as of March 2017 due to the principal and interest payment default discussed above. Notwithstanding anything contained in this Agreement to the contrary, all obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA had received payments under the 3(a) (10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.

On October 30, 2018, TCA, the Company’s senior lender, amended its credit facility which had been restructured in January 2018 when fees for advisory and other matters along with accrued but unpaid interest were capitalized and separated into two notes, Note A having $1,000,000 principal and Note B having $4,788,642 both having the same maturity terms, interest rates and conversion rights. Under this amendment total amounts outstanding under the notes along with accrued interest of $537,643 had been capitalized with the principal amount due of $6,018,192, $5,326,285 for Note B and $691,907 for Note A. The restated note had the same conversion price discount and therefore continued to be stock settled debt under ASC 480, an additional $94,878 was charged to interest with a credit to debt premium. The restated note accrued interest on the principal balance at 12% per annum, included amortization to the new maturity date of December 15, 2020. The amortization payments credited toward the principal amount and accrued interest vary and included payments made under the 3(a)(10) settlement agreement with a third party related to Note A. Economically the total principal and accrued interest outstanding remained unchanged as reported in the consolidated balance sheet. All other terms including conversion rights and a make-whole provision in the case of a conversion shortfall remained the same as stated in the footnotes above.

On September 6, 2019, the Company received a default notice on its payment obligations under the senior secured credit facility agreement from TCA. The Company had proposed a number of solutions including refinancing the debt with other parties. The default was declared due to non-payment of monthly scheduled amortization (principal and interest). TCA holds security interests in all assets of the Company including its subsidiary Howco (see below).

On January 30, 2018, pursuant to the Liability Purchase Term Sheet, the TCA Replacement Note A in the principal amount of $1,000,000 was acquired by Livingston Asset Management LLC (“Livingston”) from the original lender. Principal of Replacement Note A is due to Livingston with all then accrued but unpaid interest due to the original lender. In accordance with the terms of the Settlement Agreement, the Court was advised of the Company’s intention to rely upon the exception to registration set forth in Section 3(a)(l0) of the Securities Act to support the issuance of its common shares and the Court held a fairness hearing regarding the issuance on March 12, 2018. Following entry of an Order by the Court which occurred on March 12, 2018, in settlement of the claims, the Company issued and delivered to Livingston shares of its common stock (the “Settlement Shares”) in one or more tranches as necessary, and subject to adjustment and ownership limitations as set forth in the Settlement Agreement, sufficient to generate proceeds such that the aggregate Remittance Amount equals the Claim Amount. The Company issued free trading shares of its common stock under section 3(a) (10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of the Company’s outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which was based on a discount of 40%.

In the year ended September 30, 2023 and 2022, there were no 3(a)(10) issuances. As of September 30, 2023, there have been seventeen issuances under Section 3(a) (10) of the Securities Act totaling 1,375 shares; 1,273, in 2019, and 102, in 2018, which have been recorded at par value with an equal charge to additional paid-in capital. On November 17, 2019, 195 of the shares issued under Section 3(a)(10) were cancelled at the request of Livingston. The value originally recorded as a liability remained in the convertible note balance, until these shares have been sold and reported to the Company by the lender as part of the Make-Whole provision at which time the proceeds value of such shares were reclassified to additional paid-in capital. During the years ended September 30, 2018 and September 30, 2019, proceeds of $308,100 and $270,320, respectively were remitted to TCA by Livingston and applied to reduce the liability with corresponding credits to additional paid in capital. $180,618 of debt premium was credited to additional paid in capital in conjunction with the payments to TCA. At September 30, 2022, the balance, of $421,587 along with related debt premium of $281,054 were included in convertible notes payable on the balance sheet.

At September 30, 2022, the principal of the Note B portion was $5,326,285 and accrued interest was $2,377,557 and the Note A principal subject to the 3(a) (10) court order was $421,587 as noted above.

On April 12, 2023, Ekimnel Strategies LLC, 100% owned by Michael Bannon, Bantec’s Chairman, CEO and CFO, purchased and assumed, all of TCA’s rights and obligations as a lender under the Senior Secured Credit Facility Agreement dated May 31, 2016 and effective September 13, 2016 and all subsequent documents from the Receiver for TCA Global Credit Master Fund, LP. On August 12, 2023, the Company, as the Borrower, and the Company’s subsidiaries: Drone USA, LLC and Howco Distributing Co., as Corporate Guarantors, and Michael Bannon, as a Validity Guarantor, entered into an Amendment to the Agreement with Ekimnel, as the Lender, pursuant to which the Company issued the Second Replacement Promissory Note to Ekimnel in the principal amount of $8,676,957 which became a non-convertible note (see Note 9 for terms of the Promissory Note). Consequently, the Company recorded a total of $1,363,100 to additional paid in capital as a result of the debt extinguishment in connection with the assumption of the Senior Secured Debt by Ekimnel and removal of the put premium on the convertible debt.

At September 30, 2023, the principal balance and accrued interest from this convertible note was $0, after the assumption by Ekimnel (see Note 8). During the year ended September 30, 2023, the Company has not paid interest or principal and Livingston Asset Management (under the 3(a)(10) settlement) has not made any payments to TCA.

Other Convertible Notes

Scottsdale Capital Advisors

On March 7, 2018, the Company entered into a placement agent and advisory agreement with Scottsdale Capital Advisors in connection with the Livingston liability purchase term sheet executed on November 15, 2017. The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and accrues interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company’s common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense. The note has not been converted and the principal balance is $15,000, at September 30, 2023 and 2022 with $9,277, and $7,777, of accrued interest, respectively. As the note has matured it is in default. Under the terms of the note no default interest or penalties accrue.

Livingston Asset Management LLC

Under the terms of the July 1, 2021 amendment to the consulting and services agreement with Livingston Asset Management, LLC, Livingston is to receive $15,000, per month in convertible promissory notes. On July 1, 2021 the Company issued a $15,000 convertible note bearing interest of 10% per annum which matures in nine months. The notes issued are convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the twenty trading days prior to conversion. The notes having a conversion feature are treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. At September 30, 2021, the accrued interest was $378. At September 30, 2022 the accrued interest was $0. See below (March 7, 2022, redemption).

August 1, 2021, the Company issued a $15,000 convertible promissory note to Livingston. The convertible note bears interest of 10% per annum which matures in nine months. The notes issued are convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the twenty trading days prior to conversion. The notes having a conversion feature are treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. At September 30, 2021, the accrued interest was $251. At September 30, 2022 the accrued interest was $0. See below (March 7, 2022, redemption).

September 1, 2021, the Company issued a $15,000 convertible promissory note to Livingston. The convertible note bears interest of 10% per annum and matures in nine months. The notes issued are convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the twenty trading days prior to conversion. The notes having a conversion feature are treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. At September 30, 2021, the accrued interest was $123. At September 30, 2022 the accrued interest was $0. See below (March 7, 2022, redemption).

On October 1, 2021, the Company issued a convertible promissory note to Livingston Asset Management LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the twenty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. At September 30, 2022 the accrued interest was $0. See below (March 7, 2022, redemption).

On November 1, 2021, the Company issued a convertible promissory note to Livingston Asset Management LLC for $15,000 in principal for services. The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the twenty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. At September 30, 2022 the accrued interest was $0. See below (March 7, 2022, redemption).

On March 7, 2022, the Company redeemed five fee notes issued to Livingston Asset Management LLC (from July 1, 2021 through November 1, 2021 notes) for $85,000 cash. Principal, penalty and accrued interest of $75,000, $7,612 and $2,388 was recognized along with gain on debt extinguishment of $67,388 during the year ended September 30, 2022. The penalty was recorded against the gain.

Frondeur Partners LLC

On December 1, 2021, the Company terminated its agreement with Livingston Asset Management and entered into a consulting and services arrangement with Frondeur Partners LLC which has no stipulated term. The arrangement provides for financial management services including accounting and related periodic reporting among other advisory services. Under the agreement, the Company was obligated to issue to Frondeur Partners LLC convertible notes having principal of $15,000, interest of 10% per annum, maturity of seven months. The notes were convertible into shares of common stock at a discount of 50% to the lowest bid price in the twenty trading days immediately preceding the notice of conversion.

On December 1, 2021, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services (service agreement replacing agreement with Livingston Asset Management LLC). The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. During the year ended September 30, 2022 the principal and accrued interest of $748, were converted to common stock. Premium of $15,000 was reclassified to additional paid in capital.

On January 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services (service agreement replacing agreement with Livingston Asset Management LLC). The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. During the year ended September 30, 2022 the principal and accrued interest of $744, were converted to common stock. Premium of $15,000 was reclassified to additional paid in capital.

On February 1, 2022, the Company issued a convertible promissory note to Frondeur Partners LLC for $15,000 in principal for services (service agreement replacing agreement with Livingston Asset Management LLC). The convertible note bears interest of 10% per annum and matures in nine months. The note issued is convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The note has a conversion feature and is treated as stock settled debt under ASC 480 and a debt premium of $15,000 is recognized as interest expense on note issuance date. During the year ended September 30, 2022 the principal and accrued interest of $777, were converted to common stock. Premium of $15,000 was reclassified to additional paid in capital.

Between March 1, 2022 and September 1, 2022, the Company issued convertible promissory notes to Frondeur Partners LLC for an aggregate principal amount of $105,000 for services (service agreement replacing agreement with Livingston Asset Management LLC). The convertible notes bore interest of 10% per annum and matures in nine months. The notes issued were convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The notes had conversion features and were treated as stock settled debt under ASC 480 and a total debt premium of $105,000 were recognized as interest expense on note issuance dates. At September 30, 2022 the accrued interest was $3,265. Between October 3, 2022 and March 2023, the Company issued an aggregate of 2,090,007 shares of common stock in conversion of Frondeur Partners LLC, convertible note payables dated from March 1, 2022 to August 1, 2022, all principal of $90,000 and accrued interest of $5,388 (including conversion fees of $18,705) were converted. Premium of $90,000 was reclassified to additional paid in capital.

Between October 1, 2022 to May 1, 2023, the Company issued convertible promissory notes to Frondeur Partners LLC for an aggregate amount of $120,000 in principal for services (service agreement replacing agreement with Livingston Asset Management LLC). The convertible notes bear interest ranging from 10% to 12% per annum and matures in nine months. The notes issued were convertible into shares of common stock at a discount of 50% of the lowest closing bid price during the thirty trading days prior to conversion. The notes had conversion features and were treated as stock settled debt under ASC 480 and a total debt premium of $120,000 is recognized as interest expense on the note issuance dates.

On July 10, 2023, the Company and Frondeur Partners LLC., signed an Omnibus Amendment to Promissory Notes dated between October 2022 and May 2023 eliminating conversion rights in each note. All other terms remain the same. Accordingly, at September 30, 2023, the Company reclassified the principal balance of convertible notes of $135,000 into notes payable (see Note 11) and recognized the remaining related debt put premium of $135,000 as gain on debt extinguishment and settlements in the accompanying consolidated statements of operations during the year ended September 30, 2023.

The principal balance for the Frondeur notes was $0 and $105,000 at September 30, 2023 and 2022, respectively, as detailed above. Accrued interest for these convertible notes totaled $0 and $3,631 at September 30, 2023 and 2022, respectively also detailed above.

Convertible notes for legal services

From May 1, 2022 until June 1, 2023, the Company issued a $4,000 convertible notes every month to the law firm for fees incurred, each note having six-month term to maturity and 10% annual interest. The notes are convertible into shares of common stock at a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion from the lender. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The notes principal amount were charged to professional fees during the month the notes were issued.

The principal balances owed to the law firm under the agreement as of September 30, 2023 and 2022 were $56,000, and $20,000 respectively and accrued interest was $4,866 and $563 as of September 30, 2023 and 2022, respectively.

Convertible note issued to a vendor

On November 13, 2018, the Company issued a convertible promissory note for $90,000 to a vendor in settlement of approximately $161,700 of past due amounts due for services. The note bears interest at 5%, matured on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion. The note matured on June 30, 2019, there is no default penalty or interest rate increase associated with the note, nor are there any cross-default provisions in the note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $90,000 with a charge to interest expense for the notes. At September 30, 2023 and 2022 the principal, and premium were both $90,000. At September 30, 2023 and 2022 accrued interest was $46,961 and $36,614, respectively (see Note 15).

1800 Diagonal Lending LLC

On September 6, 2023, the Company entered into the Securities Purchase Agreement with 1800 Diagonal Lending LLC (the “Lender”), pursuant to which the Company issued a promissory note to the Lender in the principal amount of $49,000, including a debt issuance cost of $5,000 to be amortized over the term of this note. The note matures on September 6, 2024 and bears interest at 10% per annum. The conversion price shall be a variable conversion price equal to 65% of the average of the two lowest closing price per share of the common stock during the fifteen trading day period ending on the latest complete trading day prior to the conversion date, provided, however, that the Lender and its affiliates may not beneficially own more than 4.99% of the Company’s outstanding shares of common stock upon the conversion of the September 6, 2023 note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $26,385 with a charge to interest expense for the note. At September 30, 2023, principal balance and accrued interest was $49,000 and $322, respectively.